Condensed Interim Cash Flow Statements (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the period	$ (5,353)	$ (4,182)
Adjustments required to reflect net cash used in operating activities (see Appendix A)	(552)	1,240
Interest received	95
Interest paid	(27)	(7)
Net cash used in operating activities	(5,837)	(2,949)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(11)	(39)
Investment in short-term bank deposits	(4,000)	(18,000)
Maturity of short-term bank deposits	13,000
Net cash generated from (used in) investing activities	8,989	(18,039)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares	456
Principal elements of lease payments	(204)	(177)
Net cash generated from (used in) financing activities	252	(177)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,404	(21,165)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	9,436	29,347
EXCHANGE GAINS ON CASH AND CASH EQUIVALENTS	95	73
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	$ 12,935	$ 8,255